Employee Benefits and Other Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Defined Benefit Plan [Abstract]
Changes in Benefit Obligation and Fair Value of Plan Assets
Table 22.1 presents the changes in the benefit obligation and the fair value of plan assets, the funded status, and the amounts recognized on the balance sheet.

Table 22.1: Changes in Benefit Obligation and Fair Value of Plan Assets

	December 31, 2018			December 31, 2017
	Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Change in benefit obligation:
Benefit obligation at beginning of year	$11,110	621	611	10,774	630	731
Service cost	11	—	—	5	—	—
Interest cost	392	21	21	412	24	28
Plan participants’ contributions	—	—	48	—	—	40
Actuarial loss (gain)	(674)	(27)	(33)	634	46	(102)
Benefits paid	(719)	(57)	(92)	(651)	(79)	(88)
Medicare Part D subsidy	—	—	2	—	—	1
Amendment	1	—	—	—	—	—
Settlement	—	—	—	(74)	—	—
Other	13	—	—	—	—	—
Foreign exchange impact	(5)	(1)	(2)	10	—	1
Benefit obligation at end of year	10,129	557	555	11,110	621	611

Change in plan assets:
Fair value of plan assets at beginning of year	10,667	—	565	10,120	—	549
Actual return on plan assets	(478)	—	(17)	1,253	—	56
Employer contribution	10	57	5	11	79	7
Plan participants’ contributions	—	—	48	—	—	40
Benefits paid	(719)	(57)	(92)	(651)	(79)	(88)
Medicare Part D subsidy	—	—	2	—	—	1
Settlement	—	—	—	(74)	—	—
Other	1	—	—	—	—	—
Foreign exchange impact	(4)	—	—	8	—	—
Fair value of plan assets at end of year	9,477	—	511	10,667	—	565
Funded status at end of year	$(652)	(557)	(44)	(443)	(621)	(46)
Amounts recognized on the balance sheet at end of year:
Assets	$1	—	—	—	—	—
Liabilities	(653)	(557)	(44)	(443)	(621)	(46)

Pension Plans with Benefit Obligations in Excess of Plan Assets
Table 22.2 provides information for pension and post retirement plans with benefit obligations in excess of plan assets.

Table 22.2: Plans with Benefit Obligations in Excess of Plan Assets

	December 31, 2018		December 31, 2017
(in millions)	Pension Benefits	Other Benefits	Pension Benefits	Other Benefits
Projected benefit obligation	$10,640	N/A	11,721	N/A
Accumulated benefit obligation	10,627	555	11,717	611
Fair value of plan assets	9,429	511	10,656	565

Net Periodic Benefit Cost and Other Comprehensive Income
Table 22.3 presents the components of net periodic benefit cost and other comprehensive income (OCI).

Table 22.3: Net Periodic Benefit Cost and Other Comprehensive Income

	December 31, 2018			December 31, 2017			December 31, 2016
	Pension benefits			Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Service cost	$11	—	—	5	—	—	3	—	—
Interest cost (1)	392	21	21	412	24	28	422	26	39
Expected return on plan assets (1)	(641)	—	(31)	(652)	—	(30)	(608)	—	(30)
Amortization of net actuarial loss (gain) (1)	131	14	(18)	148	11	(9)	146	12	(5)
Amortization of prior service credit (1)	—	—	(10)	—	—	(10)	—	—	(2)
Settlement loss (1)	134	2	—	7	6	—	5	2	—
Net periodic benefit cost	27	37	(38)	(80)	41	(21)	(32)	40	2
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	445	(27)	15	33	46	(128)	302	9	(82)
Amortization of net actuarial gain (loss)	(131)	(14)	18	(148)	(11)	9	(146)	(12)	5
Prior service cost (credit) (2)	1	—	—	1	—	—	—	—	(177)
Amortization of prior service credit	—	—	10	—	—	10	—	—	2
Settlement	(134)	(2)	—	(8)	(6)	—	(5)	(2)	—
Total recognized in other comprehensive income	181	(43)	43	(122)	29	(109)	151	(5)	(252)
Total recognized in net periodic benefit cost and other comprehensive income	$208	(6)	5	(202)	70	(130)	119	35	(250)

(1)
Effective January 1, 2018, we adopted ASU 2017-07 – Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. Accordingly, 2018 balances are reported in other noninterest expense on the consolidated statement of income. For 2017 and 2016, these balances were reported in employee benefits.

(2)	In 2016, a prior service credit of $177 million was recognized for an amendment that reduced the Wells Fargo & Company Retiree Plan obligation.

Benefits Recognized in Cumulative OCI
Table 22.4 provides the amounts recognized in cumulative OCI (pre tax).

Table 22.4: Benefits Recognized in Cumulative OCI

	December 31, 2018			December 31, 2017
	Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Net actuarial loss (gain)	$3,336	149	(327)	3,156	192	(360)
Net prior service cost (credit)	1	—	(156)	—	—	(166)
Total	$3,337	149	(483)	3,156	192	(526)

Weighted Average Assumptions for Estimating Projected Benefit Obligation and Determining Net Periodic Benefit Cost
Table 22.5 presents the weighted-average assumptions used to estimate the projected benefit obligation for pension benefits.

Table 22.5: Weighted-Average Assumptions Used to Estimate Projected Benefit Obligation

	December 31, 2018			December 31, 2017
	Pension benefits			Pension benefits
	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Discount rate	4.30%	4.20	4.24	3.65	3.55	3.54
Interest crediting rate	3.22	2.18	N/A	2.74	1.54	N/A

Table 22.6 presents the weighted-average assumptions used to determine the net periodic benefit cost.

Table 22.6: Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost

	December 31, 2018			December 31, 2017			December 31, 2016
	Pension benefits			Pension benefits			Pension benefits
	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Discount rate (1)	3.65%	3.65	3.54	3.98	3.93	4.00	3.99	4.11	4.16
Interest crediting rate (1)	2.74	1.68	N/A	2.92	1.85	N/A	3.03	2.02	N/A
Expected return on plan assets	6.24	N/A	5.75	6.70	N/A	5.75	6.75	N/A	5.75

(1)	Includes the impact of interim re-measurements as applicable.

Projected Benefit Payments
Future benefits that we expect to pay under the pension and other benefit plans are presented in Table 22.7.

Table 22.7: Projected Benefit Payments

	Pension benefits
(in millions)	Qualified	Non- qualified	Other Benefits
Year ended December 31,
2019	$784	52	46
2020	771	50	48
2021	767	49	48
2022	759	46	47
2023	711	44	46
2024-2028	3,381	199	198

Pension and Other Benefits Plan Assets
Table 22.8 presents the balances of pension plan assets and other benefit plan assets measured at fair value. See Note 18 (Fair Values of Assets and Liabilities) for fair value hierarchy level definitions.

Table 22.8: Pension and Other Benefit Plan Assets

	Carrying value at year end
	Pension plan assets				Other benefits plan assets
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
December 31, 2018
Cash and cash equivalents	$2	284	—	286	69	22	—	91
Long duration fixed income (1)	902	4,414	—	5,316	—	—	—	—
Intermediate (core) fixed income (2)	—	118	—	118	—	183	—	183
High-yield fixed income	—	114	—	114	—	—	—	—
International fixed income	55	186	—	241	—	—	—	—
Domestic large-cap stocks (3)	582	238	—	820	—	115	—	115
Domestic mid-cap stocks	167	89	—	256	—	28	—	28
Domestic small-cap stocks	141	7	—	148	—	17	—	17
Global stocks (4)	72	357	—	429	—	—	—	—
International stocks (5)	449	110	—	559	9	40	—	49
Emerging market stocks	—	205	—	205	—	—	—	—
Real estate	148	33	14	195	—	—	—	—
Hedge funds/absolute return	63	32	—	95	—	—	—	—
Other	34	44	8	86	4	—	24	28
Plan investments - excluding investments at NAV	$2,615	6,231	22	8,868	82	405	24	511
Investments at NAV (6)				566				—
Net receivables				43				—
Total plan assets				$9,477				511
December 31, 2017
Cash and cash equivalents	$1	234	—	235	85	23	—	108
Long duration fixed income (1)	875	4,424	—	5,299	—	—	—	—
Intermediate (core) fixed income (2)	—	255	—	255	—	185	—	185
High-yield fixed income	—	267	—	267	—	—	—	—
International fixed income	60	223	—	283	—	—	—	—
Domestic large-cap stocks (3)	825	300	—	1,125	—	130	—	130
Domestic mid-cap stocks	227	133	—	360	—	34	—	34
Domestic small-cap stocks	224	12	—	236	—	20	—	20
Global stocks (4)	89	391	—	480	—	—	—	—
International stocks (5)	542	257	—	799	23	38	—	61
Emerging market stocks	—	305	—	305	—	—	—	—
Real estate	157	31	20	208	—	—	—	—
Hedge funds/absolute return	62	28	—	90	—	—	—	—
Other	—	72	8	80	3	—	23	26
Plan investments - excluding investments at NAV	$3,062	6,932	28	10,022	111	430	23	564
Investments at NAV (6)				594				—
Net receivables				51				1
Total plan assets				$10,667				565

(1)
This category includes a diversified mix of assets, which are being managed in accordance with a duration target of approximately 10 years and an emphasis on corporate credit bonds combined with investments in U.S. Treasury securities and other U.S. agency and non-agency bonds.

(2)
This category includes assets that are intermediate duration, investment grade bonds held in investment strategies benchmarked to the Bloomberg Barclays Capital U.S. Aggregate Bond Index, including U.S. Treasury securities, agency and non-agency asset-backed bonds and corporate bonds.

(3)
This category covers a broad range of investment styles, including active, enhanced index and passive approaches, as well as style characteristics of value, core and growth emphasized strategies. Assets in this category are currently diversified across eight unique investment strategies with no single investment manager strategy representing more than 2.0% of total plan assets.

(4)
This category consists of five unique investment strategies providing exposure to broadly diversified, global equity investments, which generally have an allocation of 40-60% in U.S. domiciled equities and an equivalent allocation range in non-U.S. equities, with no single strategy representing more than 1.5% of total Plan assets.

(5)
This category includes assets diversified across four unique investment strategies providing exposure to companies in developed market, non-U.S. countries with no single strategy representing more than 2.5% of total plan assets.

(6)	Consists of certain investments that are measured at fair value using NAV per share (or its equivalent) as a practical expedient and are excluded from the fair value hierarchy.

Fair Value Level 3 Pension and Other Benefit Plan Assets
Table 22.9 presents the changes in Level 3 pension plan and other benefit plan assets measured at fair value.

Table 22.9: Fair Value Level 3 Pension and Other Benefit Plan Assets

	Balance beginning of year	Gains (losses)		Purchases, sales and settlements (net)	Transfers Into/ (Out of) Level 3	Balance end of year
(in millions)		Realized	Unrealized (1)
Quarter ended December 31, 2018
Pension plan assets:
Real estate	$20	(2)	(1)	(3)	—	14
Other	8	—	—	—	—	8
Total pension plan assets	$28	(2)	(1)	(3)	—	22
Other benefits plan assets:
Other	$23	1	—	—	—	24
Total other benefit plan assets	$23	1	—	—	—	24
Quarter ended December 31, 2017
Pension plan assets:
Long duration fixed income	$19	—	—	—	(19)	—
Real estate	25	(3)	5	(4)	(3)	20
Other	8	—	—	—	—	8
Total pension plan assets	$52	(3)	5	(4)	(22)	28
Other benefits plan assets:
Other	$23	—	—	—	—	23
Total other benefit plan assets	$23	—	—	—	—	23

(1)	All unrealized gains (losses) relate to instruments held at period end.

Other Expenses
Table 22.10 presents expenses exceeding 1% of total interest income and noninterest income in any of the years presented that are not otherwise shown separately in the financial statements or Notes to Financial Statements.

Table 22.10: Other Expenses

	Year ended December 31,
(in millions)	2018	2017	2016
Outside professional services	$3,306	3,813	3,138
Operating losses	3,124	5,492	1,608
Contract services (1)	2,192	1,638	1,497
Credit card rewards and rebates (2)	1,401	1,201	1,047
Operating leases	1,334	1,351	1,329
Outside data processing	660	891	888

(1)	The periods prior to 2018 have been revised to conform with the current period presentation whereby temporary help is included in contract services rather than in all other noninterest expense.

(2)	Noninterest income from card fees is net of cardholder rewards and rebates expense.